Stock Options (Schedule of Share Based Compensation Expense) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2012	Mar. 31, 2011
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	$ 25,753	$ (15,477)	$ 71,334	$ (13,323)	$ (12,363)	$ 11,438
Director and Management Fees [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense					(12,363)	11,438
General and Administration Expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation expense	$ 25,753	$ (15,477)	$ 71,334	$ (13,323)